Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 15,882,000	$ 13,668,000
Stock-based compensation	1,654,000	2,136,000
Research and development credits	222,000	205,000
Operating right-of-use asset	(188,000)	0
Operating lease liability	188,000	0
Other	96,000	184,000
Total deferred tax assets	17,854,000	16,193,000
Deferred tax liabilities:
Property and equipment	(286,000)	(405,000)
481(a) Adjustment	(193,000)	(368,000)
Amortization of intangibles	(2,371,000)	(3,148,000)
Total deferred tax liabilities	(2,850,000)	(3,921,000)
Total gross deferred tax assets/(liabilities)	15,004,000	12,272,000
Less: Valuation allowance	(15,148,000)	(12,467,000)
Deferred tax assets/(liabilities), net of valuation allowance	$ (144,000)	$ (195,000)